Financing Receivable, Net - Schedule of Financing Receivables, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term:
Short-term financing receivables	¥ 4,080,316		¥ 5,426,561
Allowance for credit losses	(307,341)		(508,013)
Total short-term financing receivables, net	3,772,975	$ 592,062	4,918,548
Long-term:
Long-term financing receivables	260,650		225,910
Allowance for credit losses	(19,523)		(21,149)
Total long-term financing receivables, net	241,127	$ 37,838	204,761
Installment Purchase Loans
Short-term:
Short-term financing receivables	300,999		457,407
Long-term:
Long-term financing receivables	93,754		127,265
Personal Installment Loans
Short-term:
Short-term financing receivables	3,779,317		4,969,154
Long-term:
Long-term financing receivables	¥ 166,896		¥ 98,645